As filed with the Securities and Exchange Commission on January 14, 2005.

                                                             File No. 333-[]


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                      20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No.                              [ ]
     Post-Effective Amendment No.                             [ ]


                           TEMPLETON GROWTH FUND, INC.
                --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (954) 527-7500
                  ------------------------------------------------
                  (Registrant's Area Code and Telephone Number)

                500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                           MURRAY L. SIMPSON, ESQUIRE
                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Bruce G. Leto, Esquire
                      Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of common stock, par value $1.00 per share, of Templeton Growth Fund, Inc. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on February 14, 2005, pursuant to Rule 488.






                                     PART A


                       TEMPLETON CAPITAL ACCUMULATOR FUND

                        IMPORTANT SHAREHOLDER INFORMATION

         These materials are for a Special Meeting of Shareholders scheduled for May 5, 2005 at 12 Noon Eastern time. They discuss a proposal to be voted on at the meeting and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to Templeton Capital Accumulator Fund ("Capital Accumulator Fund"). If you complete and sign the proxy card, we'll vote it exactly as you tell us. If you simply sign and date the proxy card, but do not specify a vote on the Proposal, your proxy will be voted FOR the Proposal.

         WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSAL IN THE PROSPECTUS/PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE.

         WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, PLEASE CALL YOUR FINANCIAL CONSULTANT OR CALL THE FUND AT 1-800/DIAL BEN(R) (1-800-342-5236).


-------------------------------------------------------------------------------
                         TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.
-------------------------------------------------------------------------------



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                       TEMPLETON CAPITAL ACCUMULATOR FUND

                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FLORIDA 33394

Dear Shareholders:

         Enclosed is a Notice of a Special Meeting of Shareholders (the "Meeting") of Templeton Capital Accumulator Fund ("Capital Accumulator Fund"). The Meeting is scheduled for May 5, 2005 at Capital Accumulator Fund's offices, 500 East Broward Boulevard, 12th Floor, Fort Lauderdale, Florida 33394 at 12 Noon Eastern time. The accompanying materials describe an important proposal that may affect the future of Capital Accumulator Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD

         This Meeting is very important. The Trustees unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of Capital Accumulator Fund being exchanged for those of a fund called Templeton Growth Fund, Inc. ("Templeton Growth Fund"). If the shareholders of Capital Accumulator Fund approve the proposal, you will receive in exchange for your shares, Class A shares of Templeton Growth Fund equal in value to your investment in Capital Accumulator Fund. You will no longer be a shareholder of Capital Accumulator Fund, and you will instead be a shareholder of Templeton Growth Fund. Capital Accumulator Fund will no longer exist after the reorganization is completed. As a shareholder of Templeton Growth Fund, you would enjoy the benefits of exchange privileges into other Franklin Templeton funds, the ability to make a specific number of additional purchases into Templeton Growth Fund at net asset value (without incurring a sales charge), and other rights and privileges described in the Prospectus/Proxy Statement.

         The proposed transaction is structured to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

         The Trustees recommend this transaction because the projected growth in assets of Capital Accumulator Fund is not sufficient to provide competitive performance to its shareholders over the long term. This is because shares of the Capital Accumulator Fund were sold only through certain contractual investment plans that are no longer available for purchase, as described in more detail in the proxy statement. Templeton Growth Fund has a significantly larger asset base than Capital Accumulator Fund and has historically realized lower annual expense ratios than Capital Accumulator Fund. The greater asset size of Templeton Growth Fund is expected to benefit the shareholders of Capital Accumulator Fund through economies of scale that will result in Capital Accumulator Fund's shareholders immediately receiving the benefit of lower annual expense ratios. Templeton Growth Fund also has a competitive, long-term performance record, although past performance is no guarantee of future results. Templeton Global Advisors Limited ("Global Advisors") manages Templeton Growth Fund. Templeton Investment Counsel, LLC ("Investment Counsel"), an affiliate of Global Advisors, manages Capital Accumulator Fund. Templeton Growth Fund has an identical investment goal and similar investment policies to those of Capital Accumulator Fund.

     Please take the time to review this document and vote now. THE TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

     o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

     o Sign and return your card promptly.

     o You may also vote by telephone or through the Internet. If your account is eligible to vote by telephone or through the Internet, separate instructions are enclosed.

     o If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

                                          Sincerely,

                                          Gary P. Motyl
                                          President







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                       TEMPLETON CAPITAL ACCUMULATOR FUND
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FLORIDA 33394

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD ON MAY 5, 2005

To the Shareholders of Templeton Capital Accumulator Fund:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Templeton Capital Accumulator Fund ("Capital Accumulator Fund") will be held at Capital Accumulator Fund's offices, 500 East Broward Boulevard, 12th Floor, Fort Lauderdale, Florida 33394, on May 5, 2005 at 12 Noon Eastern time.

         During the Meeting, shareholders of Capital Accumulator Fund will vote on the following proposals:

         1. To approve or disapprove an Agreement and Plan of Reorganization (the "Plan") between Capital Accumulator Fund and Templeton Growth Fund, Inc. ("Templeton Growth Fund"), that provides for: (i) the acquisition of substantially all of the assets of Capital Accumulator Fund by Templeton Growth Fund in exchange solely for Class A shares of Templeton Growth Fund, (ii) the distribution of such shares to the shareholders of shares of Capital Accumulator Fund, and (iii) the complete liquidation and dissolution of Capital Accumulator Fund. Shareholders of Capital Accumulator Fund will receive Class A shares of Templeton Growth Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares in Capital Accumulator Fund.

         2. To transact any other business, not currently contemplated, that may properly come before the Meeting.

         A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

         Shareholders of record as of the close of business on February 11, 2005 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

                                        By Order of the Board of Trustees,


                                        Robert C. Rosselot
                                        Secretary

Fort Lauderdale, Florida
February __, 2005









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                           PROSPECTUS/PROXY STATEMENT
                             DATED FEBRUARY __, 2005
                          ACQUISITION OF THE ASSETS OF
                       TEMPLETON CAPITAL ACCUMULATOR FUND
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FLORIDA 33394
                                 1-954-527-7500
                    BY AND IN EXCHANGE FOR CLASS A SHARES OF
              TEMPLETON GROWTH FUND, INC.500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FLORIDA 33394
                                 1-954-527-7500

         This Prospectus/Proxy Statement solicits proxies to be voted at the Special Meeting of Shareholders (the "Meeting") of Templeton Capital Accumulator Fund ("Capital Accumulator Fund"). At the Meeting, shareholders of Capital Accumulator Fund will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of Capital Accumulator Fund vote to approve the Plan, substantially all of the assets of Capital Accumulator Fund will be acquired by Templeton Growth Fund, Inc. ("Templeton Growth Fund") in exchange for Class A shares of Templeton Growth Fund.

         The Meeting will be held at Capital Accumulator Fund's offices, 500 East Broward Boulevard, 12th Floor, Fort Lauderdale, Florida 33394, on May 5, 2005 at 12 Noon Eastern time. The Board of Trustees of Capital Accumulator Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders of record on or about February __, 2005.

         If Capital Accumulator Fund shareholders vote to approve the Plan, you will receive Templeton Growth Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in shares of Capital Accumulator Fund. Capital Accumulator Fund will then be liquidated and dissolved.

         The investment goals of Capital Accumulator Fund and Templeton Growth Fund (together, the "Funds") are identical. Both Funds seek long-term capital growth. Templeton Investment Counsel, LLC ("Investment Counsel") serves as investment adviser to Capital Accumulator Fund. Templeton Global Advisors Limited ("Global Advisors") serves as investment adviser to Templeton Growth Fund.

         This Prospectus/Proxy Statement gives the information about the proposed transaction and Templeton Growth Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Templeton Growth Fund and the proposed transaction has been filed with the SEC and can be found in the following documents:

     o The Prospectus of Templeton Growth Fund - Class A, B, C and R dated January 1, 2005 (the "Templeton Growth Fund Prospectus") is enclosed with and considered a part of this Prospectus/Proxy Statement.

     o The Annual Report to Shareholders of Templeton Growth Fund for the fiscal year ended August 31, 2004, which contains financial and performance information for Templeton Growth Fund, is enclosed with and considered a part of this Prospectus/Proxy Statement.

     o A Statement of Additional Information ("SAI") dated February __, 2005 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) (1-800/342-5236) or by writing to Templeton Growth Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.



         WHEN READING THIS PROSPECTUS/PROXY STATEMENT, YOU WILL SEE CERTAIN TERMS BEGINNING WITH CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED IN OUR GLOSSARY SECTION.





                                TABLE OF CONTENTS

                                                                         PAGE

COVER PAGE                                                               Cover

SUMMARY                                                                 []
        What proposal will be voted on?                                 []
        How will the shareholder voting be handled?                     []

COMPARISONS OF SOME IMPORTANT FEATURES                                  []
        How do the investment goals, strategies and policies of the
        Funds compare?                                                  []
        What are the risks of an investment in the Funds?               []
        Who manages the Funds?                                          []
        What are the fees and expenses of each of the Funds and what
        might they be after the Transaction?                            []
        How do the performance records of the Funds compare?            []
        Where can I find more financial information about the Funds?    []
        What are other key features of the Funds?                       []

REASONS FOR THE TRANSACTION                                             []

INFORMATION ABOUT THE TRANSACTION                                       []
        How will the Transaction be carried out?                        []
        Who will pay the expenses of the Transaction?                   []
        What are the tax consequences of the Transaction?               []
        What should I know about the shares of Templeton Growth Fund? [] What are the capitalizations of the Funds and what might the
        capitalization be after the Transaction?                        []
        What impact will the Transaction have on the Templeton Capital
        Accumulation Plans?                                             []

COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES                 []
        Are there any significant differences between the investment
        goals, strategies and policies of the Funds?                    []
        How do the investment restrictions of the Funds differ?         []
        What are the risk factors associated with investments in
        the Funds?                                                      []

INFORMATION ABOUT TEMPLETON GROWTH FUND                                 []

INFORMATION ABOUT CAPITAL ACCUMULATOR FUND                              []

FURTHER INFORMATION ABOUT THE FUNDS                                     []

VOTING INFORMATION                                                      []
        How many votes are necessary to approve the Proposal?           []
        How do I ensure my vote is accurately recorded?                 []
        Can I revoke my proxy?                                          []
        What other matters will be voted upon at the Meeting?           []
        Who is entitled  to vote?                                       []
        What other solicitations will be made?                          []
        Are there dissenters' rights?                                   []

PRINCIPAL HOLDERS OF SHARES                                             []

ADJOURNMENT                                                             []

GLOSSARY - USEFUL TERMS AND DEFINITIONS                                 []

EXHIBITS TO PROSPECTUS/PROXY STATEMENT                                  []

        EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION  BETWEEN
                    TEMPLETON CAPITAL ACCUMULATOR FUND AND TEMPLETON
                    GROWTH FUND, INC.                                   []

        EXHIBIT B - PROSPECTUS OF TEMPLETON GROWTH FUND, DATED
                    JANUARY 1, 2005 (ENCLOSED)

        EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON
                    GROWTH FUND FOR THE FISCAL YEAR ENDED
                     AUGUST 31, 2004 (ENCLOSED)






                                     SUMMARY

         This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the Templeton Growth Fund Prospectus (enclosed as Exhibit B), and the Annual Report to Shareholders of Templeton Growth Fund (enclosed as Exhibit C).

WHAT PROPOSAL WILL BE VOTED ON?

         At a meeting held on December 7, 2004, the Board of Trustees of Capital Accumulator Fund considered a proposal to merge Capital Accumulator Fund into Templeton Growth Fund, approved the Plan and voted to recommend that shareholders of Capital Accumulator Fund vote to approve the Plan. If shareholders of Capital Accumulator Fund vote to approve the Plan, it will result in the transfer of substantially all of Capital Accumulator Fund's assets to Templeton Growth Fund, in exchange for Class A shares of Templeton Growth Fund of equivalent aggregate value. Your shares of Capital Accumulator Fund will be exchanged for Class A shares of Templeton Growth Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Templeton Growth Fund Class A shares that you receive will likely be different than the number of Capital Accumulator Fund shares that you surrender. After the Templeton Growth Fund Class A shares are distributed to Capital Accumulator Fund shareholders, Capital Accumulator Fund will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Capital Accumulator Fund and will become a shareholder of Templeton Growth Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about May __, 2005.

         Investment Counsel manages Capital Accumulator Fund pursuant to an Investment Management Agreement. Global Advisors manages Templeton Growth Fund and will continue to be the investment adviser upon completion of the Transaction. The investment goals of Capital Accumulator Fund and Templeton Growth Fund are identical, and Templeton Growth Fund has policies that are similar, but not identical, to those of Capital Accumulator Fund. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Board of Trustees of Capital Accumulator Fund has determined that the Transaction is in the best interests of Capital Accumulator Fund and its shareholders. The Board of Trustees of Capital Accumulator Fund and the Board of Directors of Templeton Growth Fund also concluded that no dilution in value would result to the shareholders of Capital Accumulator Fund or Templeton Growth Fund, respectively, as a result of the Transaction.

         It is expected that Capital Accumulator Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Templeton Growth Fund Class A shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction, in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction--WHAT ARE THE TAX CONSEQUENCES OF THE Transaction?"

                THE BOARD OF TRUSTEES OF CAPITAL ACCUMULATOR FUND
                  RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

         Shareholders of record of Capital Accumulator Fund at the close of business on February 11, 2005 are entitled to be present and vote at the Meeting or any adjourned meeting. Each share of record is entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Capital Accumulator Fund, or (ii) 67% or more of the shares represented at the Meeting of shareholders at which the holders of more than 50% of the outstanding shares of Capital Accumulator Fund are represented ("Affirmative Majority Vote"). ____________________________ has been retained by Capital Accumulator Fund to collect and tabulate shareholder votes.

         Holders of Templeton Capital Accumulation Plans I ("TCAP I") and Templeton Capital Accumulation Plans II ("TCAP II") (collectively, the "TCAP Plans"), are entitled to vote shares of Capital Accumulator Fund held by the TCAP Plans. For a discussion regarding how the Transaction will impact the TCAP Plans, please see the "Information about the Transaction -- WHAT IMPACT WILL THE TRANSACTION HAVE ON THE TEMPLETON CAPITAL ACCUMULATION PLANS?" section of this Prospectus/Proxy Statement.

         Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing and returning the enclosed proxy card, voting by telephone, or voting through the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

         You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

         The investment goals of Capital Accumulator Fund and Templeton Growth Fund are identical. Each Fund's investment goal is long-term capital growth. In addition, both Funds focus their investments on equity securities, particularly common stocks, of companies located anywhere in the world.

         There are, however, several important differences in the Funds' investment policies. The main differences between the Funds are:

         (1) Although each Fund may invest in debt securities, Templeton Growth Fund is limited to 25% of its assets in such investments while Capital Accumulator Fund has no such limit. However, Capital Accumulator Fund may not invest more than 5% of its total assets in debt securities rated lower than investment grade (I.E., rated lower than BBB by Standard & Poor's Ratings Group (R) ("S&P") or Baa by Moody's Investors Service ("Moody's")), while Templeton Growth Fund has the ability to invest up to 25% of its assets in non-investment grade debt securities, including up to 10% of its assets in defaulted debt.

         (2) Capital Accumulator Fund can invest up to 10% of total assets in securities of other investment companies while Templeton Growth Fund currently cannot invest more than 5% of its net assets in an investment vehicle consisting of securities offered to the public without limitation on the number of units, and provided the holders have the right to redeem such units./1

         (3) Templeton Growth Fund may not invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement, while Capital Accumulator Fund has no such restriction.

         Capital Accumulator Fund is organized as a Delaware statutory trust and Templeton Growth Fund is organized as a Maryland corporation. Although management believes that there are advantages to operating an investment company as a Delaware statutory trust - primarily with respect to matters of corporate governance - management does not believe that the status of Templeton Growth Fund as a Maryland corporation will result in any material adverse impact to Capital Accumulator Fund's beneficial shareholders.

         Notwithstanding these differences in investment policies, each Fund has invested primarily in equity securities, specifically common stocks.

         For more information about the investment goals, strategies and policies of Capital Accumulator Fund and Templeton Growth Fund, please see the section "Comparison of Investment Goals, Strategies and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

          Capital Accumulator Fund and Templeton Growth Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goal.

         The risks associated with an investment in each Fund are generally similar with respect to the types of portfolio securities held by each Fund. These risks include those associated with equity securities, foreign investing (including currency risks) and debt securities. To the extent that a Fund invests more of its assets in a particular type of security (E.G., debt securities) than the other Fund, such Fund is more exposed to the risks associated with that type of security. Similarly, although neither Fund concentrates its investments within particular sectors (such as technology or banking), to the extent a Fund focuses on a particular sector, it will be exposed to greater risk of loss due to factors affecting that sector.

         Both Funds are subject to the risks posed by investing primarily in the equity securities of foreign companies. These risks include volatile political and economic developments, risk of loss arising out of systems of share registration and custody, and currency exchange rate volatility.


----------------------
1. Due to recently enacted German regulations, the Board of Directors of Templeton Growth Fund recently approved amendments to the Fund's Bylaws that would prohibit investment of the Fund's assets in any investment company securities. The revised investment restriction will be adopted upon approval by the applicable German regulator.







         Although it has not generally done so in the past, Templeton Growth Fund may invest up to 25% of its total assets in lower rated debt securities. Although they may offer higher yields than do higher rated securities, lower rated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. Bonds rated Caa by Moody's or CCC by S&P are of poor standing. These securities may be in default or there may be a greater rate of non-payment of principal or interest. Bonds rated CCC by S&P are regarded, on balance, as speculative. These securities will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         For more information about the risks of the Funds, see the section under the heading "What are the risk factors associated with investments in the Funds?" - "Comparison of Investment Goals, Strategies and Policies."

WHO MANAGES THE FUNDS?

         The management of the business and affairs of the Funds is the responsibility of the Board of Trustees of Capital Accumulator Fund and the Board of Directors of Templeton Growth Fund. Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Capital Accumulator Fund, originally organized as a Maryland Corporation, was organized as a Delaware statutory trust on December 7, 2001 and is registered with the SEC.

         Templeton Growth Fund was organized as a Maryland corporation on November 10, 1986 and is also registered with the SEC.

         Investment Counsel is the investment adviser to Capital Accumulator Fund. Global Advisors manages the assets of Templeton Growth Fund.

         Both Investment Counsel and Global Advisors are indirect, wholly owned subsidiaries of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust investment teams. Together, Investment Counsel, Global Advisors and their respective affiliates serve as investment manager or administrator to __ registered investment companies, with approximately 105 U.S.-based funds or series. Resources has more than 50 years of investment experience and over $388 billion in assets under management as of November 30, 2004. The principal shareholders of Resources are Charles B. Johnson and Rupert
H. Johnson, Jr.

Templeton Growth Fund's lead portfolio manager is:

MURDO MURCHISON CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS Mr. Murchison has been a manager of Templeton Growth Fund since 2001. He joined Franklin Templeton Investments in 1993.

The following individuals have secondary portfolio management responsibilities for Templeton Growth Fund:

JEFFREY A. EVERETT CFA, DIRECTOR AND PRESIDENT OF GLOBAL ADVISORS Mr. Everett has been a manager of Templeton Growth Fund since 1994. He joined Franklin Templeton Investments in 1989.

LISA F. MYERS CFA, VICE PRESIDENT OF GLOBAL ADVISORS Ms. Myers has been a manager of Templeton Growth Fund since 2003. She joined Franklin Templeton Investments in 1996.

         Templeton Growth Fund has a management agreement with Global Advisors under which Global Advisors receives a management fee based on the schedule below:

------------------------------------------------------------------------
ANNUAL RATE                AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------
0.630%                     First $1 billion
0.615%                     Over $1 billion - $5 billion
0.600%                     Over $5 billion - $10 billion
0.580%                     Over $10 billion - $15 billion
0.560%                     Over $15 billion - $20 billion
0.540%                     Over $20 billion
------------------------------------------------------------------------

         For the fiscal year ended August 31, 2004, Templeton Growth Fund paid Global Advisors $104,450,557, or 0.60% of Templeton Growth Fund's average daily net assets.

         Capital Accumulator Fund has a management agreement with Investment Counsel under which Investment Counsel receives a management fee based on the schedule below:

------------------------------------------------------------------------
ANNUAL RATE                AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------
0.750%                     First $1 billion
0.730%                     Over $1 billion - $5 billion
0.710%                     Over $5 billion - $10 billion
0.690%                     Over $10 billion - $15 billion
0.670%                     Over $15 billion - $20 billion
0.650%                     Over $20 billion
------------------------------------------------------------------------

         For the fiscal year ended August 31, 2004, Capital Accumulator Fund paid Investment Counsel $4,083,289, or 0.73% of Capital Accumulator Fund's average daily net assets.

         Templeton Growth Fund and Capital Accumulator Fund each pay a separate administration fee to Franklin Templeton Services, LLC equal to:

------------------------------------------------------------------------
ANNUAL RATE                NET ASSETS
------------------------------------------------------------------------
0.15%                      First $200 million
0.135%                     Over $200 - $700 million
0.10%                      Over $700 million - $1.2 billion
0.075%                     Over $1.2 billion
------------------------------------------------------------------------

         For the fiscal year ended August 31, 2004, Templeton Growth Fund paid an administrative fee of $13,573,455, or 0.08% of Templeton Growth Fund's average daily net assets. Each class of Templeton Growth Fund pays its proportionate share of the fund administration fee. For the fiscal year ended August 31, 2004, Capital Accumulator Fund paid an administrative fee of $785,444, or 0.14% of Capital Accumulator Fund's average daily net assets.



WHAT ARE THE FEES AND EXPENSES OF EACH OF THE FUNDS AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

         The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Templeton Growth Fund after the Transaction. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Templeton Growth Fund.

                FEE TABLE FOR SHARES OF CAPITAL ACCUMULATOR FUND
                   AND CLASS A SHARES OF TEMPLETON GROWTH FUND


                                                -----------------------------------------------------
                                                CAPITAL             ACTUAL/+
                                                ACCUMULATOR         TEMPLETON        PROJECTED/++
                                                FUND (PURCHASED     GROWTH         TEMPLETON GROWTH
                                                THROUGH TCAP I      FUND -          FUND - CLASS A
                                                AND TCAP II)        CLASS A       AFTER TRANSACTION
                                               ------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
 Maximum Sales Charge                             50.00%**          5.75%/1          5.75%/1
 (as a percentage of Offering Price)
   Paid at time of purchase                       50.00%**          5.75%/1          5.75%/1
   Paid at time of redemption                     None              None/2           None/2
 Redemption Fee                                   2.00%/3           2.00%/3          2.00%/2/3

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
 Management Fees                                  0.75%             0.60%            0.60%
 Distribution and service (12b-1) Fees            0.11%/4           0.25%            0.25%
 Other Expenses                                   0.37%             0.25%            0.25%
Management fee reduction/5                       (0.02)%               -                -
                                               ------------------------------------------------------
 Total Annual Fund Operating Expenses             1.21%             1.10%            1.10%
                                               ======================================================

+ Information for Capital Accumulator Fund and Templeton Growth Fund is provided for the fiscal year ended August 31, 2004.

++ Projected expenses based on current and anticipated Templeton Growth Fund expenses.

* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

** TCAP I and TCAP II are subject to separate sales and creation charges that can amount to 50% of the total amount invested during the first year of the Plan. Capital Accumulator Fund does not impose sales charge in addition to such Plan charges.

1. The dollar amount of the sales charge is difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding. Shareholders of Capital Accumulator Fund who receive Templeton Growth Fund Class A shares in the Transaction will not be assessed a sales charge on future purchases.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without a sales charge.

3. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The is retained by the Fund and generally withheld from redemption proceeds.

4. The distribution and service (12b-1) fees applicable to shares of Capital Accumulator Fund will be accrued at (i) 0.30% on assets attributable to TCAP II and (ii) 0.10% on assets attributable to TCAP I.

5. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

EXAMPLE

         This example can help you compare the cost of investing in Capital Accumulator Fund shares with the cost of investing in Templeton Growth Fund Class A shares, both before and after the Transaction. It assumes:

     o You invest $10,000 for the periods shown;
     o Your investment has a 5% return each year; and
     o Capital Accumulator Fund's operating expenses remain the same.

         Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR   3 YEARS    5 YEARS  10 YEARS
                                      ----------------------------------------
If you sell your shares at the
end of the period:

Capital Accumulator Fund                 $123/1     $384      $665     $1,466
Templeton Growth Fund - Class A          $681/1     $905      $1,146   $1,838
Projected Templeton Growth Fund -
 Class A (after Transaction)             $681/1     $905      $1,146   $1,838

1 Assumes a contingent deferred sales charge (CDSC) will not apply.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

The performance of the Funds as of December 31, 2004, is shown below:

  AVERAGE ANNUAL TOTAL RETURNS


                                     INCEPTION                                 SINCE
                                       DATE      1 YEAR    5 YEAR   10 YEAR   INCEPTION
                                    -----------------------------------------------------
  Capital Accumulator Fund*            3/1/91    16.86%     3.80%    10.25%     11.19%
  Templeton Growth Fund - Class A    11/29/54    17.00%     7.55%    11.88%     14.03%

* TCAP Plan returns include the effects of the separate sales and creation charges assessed through the TCAP Plans' $50/month 15-year plan. The rate of deductions decreases proportionately as TCAP Plan sizes increase.

WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT THE FUNDS?

         The Templeton Growth Fund Prospectus (enclosed as Exhibit B), as well as the current Annual Report to Shareholders (enclosed as Exhibit C), contain additional financial information about Templeton Growth Fund, including Templeton Growth Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year end (December 31, 2003), including after tax return information, is contained in the Templeton Growth Fund Prospectus under the heading "Performance." The Annual Report to Shareholders of Templeton Growth Fund also has a discussion of Templeton Growth Fund's performance during the fiscal year ended August 31, 2004, under the heading "Manager's Discussion."

         Capital Accumulator Fund's Prospectus, as well as the Annual Report to Shareholders for Capital Accumulator Fund, contain more financial information about Capital Accumulator Fund, including Capital Accumulator Fund's financial performance for the past five years, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year end (December 31, 2003), including after tax return information, is contained in Capital Accumulator Fund's prospectus under the heading "Investment Performance." These documents are available free of charge upon request (see the section "Information About Capital Accumulator Fund").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

         The Funds use the following service providers for other services:

         CUSTODY SERVICES. The custodian for both Capital Accumulator Fund and Templeton Growth Fund's securities and other assets is JPMorgan Chase Bank, MetroTech Center, Brooklyn, NY 11245.

         TRANSFER AGENCY SERVICES. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for both Capital Accumulator Fund and Templeton Growth Fund. Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, MA 02171, serves as servicing agent for the TCAP Plans, which are invested in shares of Capital Accumulator Fund.

         ADMINISTRATIVE SERVICES. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to both Capital Accumulator Fund and Templeton Growth Fund.

         DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of Capital Accumulator Fund and Templeton Growth Fund's shares. Distributors also acts as the sponsor of the TCAP Plans.

         DISTRIBUTION AND SERVICE (12B-1) FEES. Templeton Growth Fund Class A shares and Capital Accumulator Fund shares have separate distribution or "Rule 12b-1" plans. Under each plan, the respective Fund may pay its principal underwriter or others for the expenses of activities that are primarily intended to result in the sale of shares. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the principal underwriter or its affiliates; a prorated portion of the principal underwriter's overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to Templeton Growth Fund Class A shares are based only on the assets attributable to that particular class.

         Templeton Growth Fund's Class A plan may pay up to 0.25% per year of the average daily net assets of Templeton Growth Fund's Class A shares. Capital Accumulator Fund's plan may pay up to 0.30% per year of Capital Accumulator Fund's average daily net assets. Capital Accumulator Fund's plan provides for a blended rate, where shares purchased by TCAP I Plans are assessed a fee at the rate of 0.10% of average daily net assets and shares purchased by TCAP II Plans are assessed a fee at the rate of 0.30% of average daily net assets. For more information regarding Templeton Growth Fund's Class A Rule 12b-1 plan, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated January 1, 2005.

         PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Templeton Growth Fund Class A shares is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. Templeton Growth Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50. For additional information regarding sales charge reductions and waivers for Templeton Growth Fund Class A shares, see the Templeton Growth Fund prospectus under the heading "Your Account - Choosing a Share Class."

         You may sell (redeem) your shares at any time. Shares of Templeton Growth Fund also may be exchanged for shares of other funds within the Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction. Shares of Templeton Growth Fund may be redeemed at their NAV per share. However, redemptions of Class A shares of Templeton Growth Fund that were purchased without an initial sales charge generally are subject to a 1% Contingent Deferred Sales Charge ("CDSC") if you sell the shares within a certain period of time following their purchase. Additional information and specific instructions explaining how to buy, sell and exchange shares of Templeton Growth Fund, and information regarding market timing restrictions on such shares, are outlined in the Templeton Growth Fund Prospectus under the heading "Your Account." The accompanying Templeton Growth Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

         Shares of Capital Accumulator Fund do not impose sales charges, but restrict purchases to certain qualified investors. Specifically, only TCAP Plans may purchase Fund shares. The TCAP Plans impose separate creation and sales charges that can constitute as much as 50% of the first year's investment in a TCAP Plan. Although Capital Accumulator Fund shares may be redeemed at NAV, the cancellation of a TCAP Plan within 18 months after purchase can result in cancellation charges, in which case planholders receive a cash payment equal to:
(i) the total value of their plan shares on the date their request is received PLUS (ii) a refund of all sales charges paid up to the cancellation date MINUS
(iii) 15% of the total amount a planholder has invested as of that date.

         DIVIDENDS AND DISTRIBUTIONS. Both Funds pay a dividend at least annually representing substantially all net investment income. Both Funds intend to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

         TAXES The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund's prospectus under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

         The Board of Trustees of Capital Accumulator Fund (the "Fund's Board") has recommended that Capital Accumulator Fund shareholders approve the Transaction in order to combine Capital Accumulator Fund with a larger fund that has an identical investment goal and similar investment policies.

     Capital Accumulator Fund was formed for the purpose of serving as the sole underlying investment vehicle for the TCAP Plans, which are periodic payment plans sponsored by Distributors. By investing in TCAP I and TCAP II according to each planholder's contractual investment schedule, planholders become indirect beneficial shareholders of Capital Accumulator Fund. The primary distribution channel for TCAP I and TCAP II has been through First Command Financial Planning ("First Command"), a registered broker-dealer located in Fort Worth, Texas. First Command discontinued the sale of new contractual plans effective October 20, 2004.

         On October 5, 2004, the U.S. House of Representatives voted to approve a bill that would ban new sales of contractual plans. On October 6, 2004, a companion bill was proposed in the U.S. Senate; however, no action was taken on that bill prior to the expiration of the Congressional session. In anticipation that the sale of new contractual plans will be prohibited if a similar bill is approved by the House and Senate and signed into law by the President, Distributors determined that it would be desirable to discontinue offering TCAP I and TCAP II. Because Capital Accumulator Fund is available solely to holders of TCAP I and TCAP II, it is unlikely that Capital Accumulator Fund would be able to sustain asset growth since the sale of new contractual plans has been discontinued. Therefore, Distributors recommended to the Trustees that Capital Accumulator Fund be reorganized into Templeton Growth Fund.

         A meeting of Capital Accumulator Fund's Board was held on December 7, 2004 to consider the proposed Transaction. The Trustees who are not interested persons of Capital Accumulator Fund or of Templeton Growth Fund (the "Independent Trustees") held a separate meeting to consider this matter. The Independent Trustees have been advised on this matter by independent counsel to Capital Accumulator Fund.

         Capital Accumulator Fund's Board requested and received from Global Advisors written materials containing relevant information about Templeton Growth Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

         Capital Accumulator Fund's Board considered the potential benefits and costs of the Transaction to Capital Accumulator Fund shareholders. Capital Accumulator Fund's Board reviewed detailed information about: (1) the investment objectives and policies of Templeton Growth Fund; (2) the portfolio management of Templeton Growth Fund; (3) the comparability of the investment goals, policies, restrictions and investments of Capital Accumulator Fund with those of Templeton Growth Fund; (4) the comparative short-term and long-term investment performance of Templeton Growth Fund and Capital Accumulator Fund; (5) the current expense ratios of Templeton Growth Fund and Capital Accumulator Fund;
(6) the tax consequences of the Transaction to Capital Accumulator Fund and its shareholders; and (7) the general characteristics of investors in Capital Accumulator Fund.

         Capital Accumulator Fund's Board also considered that: (a) the investment advisory fee for Templeton Growth Fund was significantly lower than such fee for Capital Accumulator Fund; (b) the relatively small asset size of Capital Accumulator Fund; and (c) based on First Command's discontinuation in selling TCAP Plans [defined?], Capital Accumulator Fund's assets were unlikely to grow sufficiently in the foreseeable future to result in significant economies of scale.

         Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, Capital Accumulator Fund's Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the shareholders of Capital Accumulator Fund and that no dilution of value would result to the shareholders of Capital Accumulator Fund from the Transaction. Capital Accumulator Fund's Board approved the Plan on December 7, 2004 and recommended that shareholders of Capital Accumulator Fund vote to approve the Transaction.

         The Board of Directors of Templeton Growth Fund, including the Directors who are not interested persons of Templeton Growth Fund or of Capital Accumulator Fund, also concluded that the Transaction is in the best interests of Templeton Growth Fund and its shareholders and that no dilution of value would result to the shareholders of Templeton Growth Fund from the Transaction.

         FOR THE REASONS DISCUSSED ABOVE, CAPITAL ACCUMULATOR FUND'S BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                        INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.

HOW WILL THE TRANSACTION BE CARRIED OUT?

         If the shareholders of Capital Accumulator Fund approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. Capital Accumulator Fund and Templeton Growth Fund will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of Capital Accumulator Fund do not approve the Plan, the Transaction will not take place.

         Until the close of business on the day of the Meeting, you may continue to add to your existing account or buy additional shares through the reinvestment of dividend and capital gain distributions. If the shareholders of Capital Accumulator Fund approve the Plan, Capital Accumulator Fund will transfer substantially all of its assets to Templeton Growth Fund on the closing date, which is scheduled for May __, 2005, but which may occur on a later date as Capital Accumulator Fund and Templeton Growth Fund may agree. In exchange, Templeton Growth Fund will issue Templeton Growth Fund Class A shares that have an aggregate NAV equal to the dollar value of the assets delivered to Templeton Growth Fund. Capital Accumulator Fund will distribute the Templeton Growth Fund Class A shares it receives to the shareholders of Capital Accumulator Fund. Each shareholder of Capital Accumulator Fund will receive a number of Templeton Growth Fund Class A shares with an aggregate NAV equal to the aggregate NAV of his or her shares of Capital Accumulator Fund. The stock transfer books of Capital Accumulator Fund will be permanently closed as of 4:00 p.m., Eastern time, on the closing date. Capital Accumulator Fund will only accept requests for redemptions received in proper form before 4:00 p.m., Eastern time, on the closing date. Requests received after that time will be considered requests to redeem Templeton Growth Fund Class A shares. As soon as is reasonably practicable after the transfer of its assets, Capital Accumulator Fund will pay or make provision for payment of all its liabilities. Capital Accumulator Fund will then terminate its existence and be dissolved under Delaware law.

         To the extent permitted by law, Capital Accumulator Fund and Templeton Growth Fund may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

         Each of Capital Accumulator Fund and Templeton Growth Fund has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of Capital Accumulator Fund and Templeton Growth Fund are subject to various conditions, including:

     o Templeton Growth Fund's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

     o the shareholders of Capital Accumulator Fund shall have approved the Transaction; and

     o Capital Accumulator Fund and Templeton Growth Fund shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for Capital Accumulator Fund, Templeton Growth Fund or their shareholders.

         If Capital Accumulator Fund and Templeton Growth Fund agree, the Plan may be terminated or abandoned at any time before or, to the extent permitted by law, after the approval of the shareholders of Capital Accumulator Fund. Each Fund may also terminate the Plan if the other Fund has not met certain obligations under the Plan, and it reasonably appears that such obligations cannot or will not be met.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

         The expenses resulting from the Transaction, including the costs of the proxy solicitation, will be allocated equally among Capital Accumulator Fund, Templeton Growth Fund, Investment Counsel and Global Advisors.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Capital Accumulator Fund and Templeton Growth Fund, of the Plan requires an opinion to be delivered prior to closing by Stradley Ronon Stevens & Young, LLP, counsel to Templeton Growth Fund, that shareholders of Capital Accumulator Fund will not recognize any gain or loss for federal income tax purposes upon the exchange of their shares of Capital Accumulator Fund for Templeton Growth Fund Class A shares and that Templeton Growth Fund will not recognize any gain or loss upon Templeton Growth Fund's receipt of substantially all of the assets of Capital Accumulator Fund in exchange solely for Templeton Growth Fund Class A shares. In addition, the holding period and aggregate tax basis for the Templeton Growth Fund Class A shares that are received by a Capital Accumulator Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Capital Accumulator Fund previously held by such shareholder.

         After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT TEMPLETON GROWTH FUND CLASS A SHARES?

         Templeton Growth Fund Class A shares will be distributed to shareholders of Capital Accumulator Fund and generally will have the same legal characteristics as the shares of Capital Accumulator Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Capital Accumulator Fund is organized as a Delaware statutory trust. Templeton Growth Fund is organized as a Maryland corporation. Following the closing date, until outstanding certificates for shares of Capital Accumulator Fund are surrendered, certificates for shares of Capital Accumulator Fund shall be deemed, for all purposes, to evidence ownership of the appropriate number of Templeton Growth Fund Class A shares into which the shares of Capital Accumulator Fund have been converted. Former shareholders of Capital Accumulator Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Templeton Growth Fund until Capital Accumulator Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

         The following table sets forth, as of December 31, 2004, the capitalization of Capital Accumulator Fund and Templeton Growth Fund. The table also shows the projected capitalization of Templeton Growth Fund as adjusted to give effect to the proposed Transaction. The capitalization of Templeton Growth Fund and its classes are likely to be different when the Transaction is consummated.


                                                                                      TEMPLETON GROWTH
                                                 CAPITAL         TEMPLETON GROWTH     FUND - PROJECTED
                                             ACCUMULATOR FUND         FUND           AFTER TRANSACTION
                                              (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
Net assets (all classes)* (thousands)         $ 716,276           $ 22,247,951         $22,964,227
Total shares outstanding (all classes)*       52,699,950.273      973,892,925.545      1,005,185,018.162
Class A net assets (thousands)                N/A                 $ 18,460,798         $ 19,177,074
Class A shares outstanding                    N/A                 806,615,857.355      837,907,949.972
Net asset value per share                     $13.59              $22.89 (Class A)     $22.89 (Class A)

* Capital Accumulator Fund only offers a single class of shares. Templeton Growth Fund has five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

WHAT IMPACT WILL THE TRANSACTION HAVE ON THE TEMPLETON CAPITAL ACCUMULATION
PLANS?

         IMPACT ON TCAP I If the Transaction is approved at the Meeting, TCAP I will be immediately terminated at the closing and planholders will receive Templeton Growth Fund Class A shares. As shareholders of Templeton Growth Fund, previous planholders of TCAP I will be entitled to make additional purchases of Templeton Growth Fund at NAV, without paying a sales charge, in an amount equal to 360 payments of the monthly contractual amount under their TCAP I Plan at the Transaction date, less contributions previously made under the TCAP I Plan. The right to make additional purchases at NAV is applicable only to Templeton Growth Fund Class A shares, and will not be available to purchases of any other Franklin Templeton fund.

         IMPACT ON TCAP II If the Transaction is approved at the Meeting, planholders of TCAP II may continue to make contribution to their TCAP II Plans until April 29, 2006. The TCAP II Plans will invest all contributions in Templeton Growth Fund Class A shares. After April 29, 2006, the TCAP II Plans will be terminated and planholders will receive the Templeton Growth Fund Class A shares previously held by their TCAP II Plans. Thereafter, planholders will be entitled to make additional purchases of Templeton Growth Fund Class A shares at NAV, without paying a sales charge, in an amount equal to 360 payments of the monthly contractual amount under their TCAP II Plan at the Transaction date, less contributions previously made under the TCAP II Plan. The right to make additional purchases at NAV is applicable only to Templeton Growth Fund Class A shares, and will not be available to purchases of any other Franklin Templeton fund.

             COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES

         This section describes and compares the investment goals, strategies and principal policies of the Funds. The investment goal, certain investment policies and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote of that Fund's outstanding voting securities. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Templeton Growth Fund's investment policies and risks, you should read the Templeton Growth Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS?

         The investment goal of each Fund is identical. Each Fund's investment goal is long-term capital growth. There are, however, several important differences between the investment strategies and policies of each Fund.

         Capital Accumulator Fund seeks to achieve its investment goal by investing in equity securities of companies of any country. The equity securities in which Capital Accumulator Fund may invest include common stocks, preferred stocks and convertible securities. Capital Accumulator Fund may invest in American, European and Global Depositary Receipts.

         Templeton Growth Fund seeks to achieve its investment goal by investing mainly in equity securities of companies located anywhere in the world, including emerging markets. The equity securities in which Templeton Growth Fund may invest include common stocks, preferred stocks and convertible securities. Templeton Growth Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world, including up to 10% of its assets in defaulted debt. As of December 31, 2004, each Fund's portfolio was comprised of the following general categories of assets:

                                CAPITAL           TEMPLETON
                            ACCUMULATOR FUND     GROWTH FUND
                           ----------------------------------
     Equity Securities         100.05%/1          87.36%/1
     Debt Securities                0%             3.09%/1
     Cash                       (4.89%)/1          9.39%/1


     1 Percentages are calculated based on total net assets. Please note that percentages will not total to 100% as liabilities and other assets are not included.

                  DEBT SECURITIES Although each Fund may invest in debt securities, Templeton Growth Fund is limited to 25% of its assets in such investments while Capital Accumulator Fund has no such limit. However, Capital Accumulator Fund may not invest more than 5% of its total assets in debt securities rated lower than investment grade (I.E., rated lower than BBB by S&P or Baa by Moody's), while Templeton Growth Fund has the ability to invest up to 25% of its assets in non-investment grade debt securities, including up to 10% of its assets in defaulted debt.

                  INVESTMENT COMPANY SECURITIES Capital Accumulator Fund can invest up to 10% of its total assets in securities of other investment companies while Templeton Growth Fund currently cannot invest more than 5% of its net assets in an investment vehicle consisting of securities offered to the public without limitation on the number of units, and provided the holders have the right to redeem such units. Due to recently enacted German regulations, the Board of Directors of Templeton Growth Fund recently approved amendments to the Fund's Bylaws that would prohibit investment in any investment company securities. It is anticipated that the amendments will be implemented in early 2005.

                  RESTRICTED SECURITIES Templeton Growth Fund may not invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement. Capital Accumulator Fund does not have such a limitation, although it may not invest more than 10% of its total assets in illiquid securities (i.e., securities that cannot be disposed of in 7 days at the price at which they are valued), which may include some restricted securities. A restricted security may limit the ability of the Fund's investment manager to timely dispose of a security due to the limited market of potential purchasers. Such securities may, however, be liquid if there are a sufficient number of institutional buyers who can acquire the security within the limitations imposed under the purchase agreement.

                  OTHER INVESTMENTS There are differences in the Funds' other investment policies. In general, Capital Accumulator Fund is less restricted than Templeton Growth Fund in the types of investment strategies that it may employ. Templeton Growth Fund may not purchase securities on margin or sell short, nor may it buy or sell puts, calls, straddles or spreads, except that it may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices. Capital Accumulator Fund is permitted to use various investment strategies, including futures contracts and options on futures contracts, as a substitute for purchasing securities. Capital Accumulator Fund may also enter into options and forward contracts, as well as make short sales of securities to the extent permitted by the 1940 Act and any rule or order issued under the 1940 Act, or SEC staff interpretations.

         Notwithstanding the differences in the investment policies of the Funds, each Fund principally invests in equity securities, specifically common stocks.





HOW DO THE INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

         Set forth below is a description of the main differences between the Funds' fundamental investment policies or restrictions, which include some of the strategies and policies also described above.

                  BORROWING Generally, Capital Accumulator Fund may borrow money, up to one-third of the value of its total assets, for any lawful purpose, from banks and affiliated investment companies to the extent permitted under the 1940 Act, and the rules and regulations promulgated thereunder, or applicable exemptive relief issued by the SEC, as each may be amended or interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws, Interpretations and Exemptions"). Templeton Growth Fund may also borrow money for any lawful purpose from banks and affiliated investment companies to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions, but only up to 10% of its total assets.

                  SENIOR SECURITIES Neither Capital Accumulator Fund nor Templeton Growth Fund may issue senior securities. Notwithstanding this limitation, Capital Accumulator Fund may make any permitted borrowings, loans, mortgages or pledges; enter into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions; or make short sales of securities "against the box," as permitted by the 1940 Act Laws, Interpretations and Exemptions. Templeton Growth Fund may not purchase securities on margin, enter into options or engage in short sales of securities.

                  ILLIQUID SECURITIES Capital Accumulator Fund has adopted a non-fundamental investment restriction that it will not invest more than 10% of its total assets in illiquid securities. Templeton Growth Fund does not have the same limitation, but it has a fundamental investment restriction prohibiting the Fund from investing in "letter stocks" or securities on which there are sales restrictions under a purchase agreement.

                  COMMODITIES Templeton Growth Fund has adopted a fundamental investment restriction that it will not purchase or sell commodity contracts except stock index futures. Capital Accumulator Fund has also adopted a fundamental investment restriction that it will not purchase and sell commodities, except that Capital Accumulator Fund may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

                  OPTIONS Templeton Growth Fund has adopted a fundamental investment restriction that it may not write, buy or sell puts, calls, straddles or spreads, although it may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices. Capital Accumulator Fund has no such fundamental investment restriction. As a non-fundamental policy, not more than 5% of Capital Accumulator Fund's total assets may be invested in, or exposed to, options, collars and swap agreements.





WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

         Like all investments, an investment in either Fund involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

                  COMMON STOCKS While common stocks historically have outperformed other asset classes over the long term, these types of securities tend to fluctuate in value more dramatically over the short term. These price movements may result from factors affecting individual companies, one or more industry sectors or the securities markets as a whole. Each Fund principally invests in common stocks and, therefore, each Fund is exposed to these risks.

                  PREFERRED STOCKS Preferred stocks are equity securities that typically pay dividends at a specified rate and have a preference over common stock in the payment of dividends and the liquidation of assets. Although preferred stockholders typically receive a greater amount of dividends than common stockholders, preferred stocks may appreciate less than common stocks. In addition, preferred stocks may have fewer voting rights than common stocks.

                  DEBT SECURITIES The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. To the extend that a Fund holds debt securities in its portfolio, these changes in market value will be reflected in the Fund's net asset value.

                  LOWER-RATED DEBT SECURITIES Templeton Growth Fund may invest up to 25% of its assets in debt securities rated below investment grade, including up to 10% of its assets in defaulted debt. Capital Accumulator Fund may not invest more than 5% of its assets in lower rated debt securities.

                  Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. Because Templeton Growth Fund may invest up to 10% of its assets in defaulted debt, there are additional risks such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

                  Bonds rated CCC by S&P or Caa by Moody's are of poor standing. These securities may be in default or there may be a greater rate of non-payment of principal or interest. Bonds rated CCC by S&P are regarded, on balance, as speculative. These securities will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions. The markets in which low rated, unrated and defaulted debt securities are traded are more limited than those in which higher rated securities are traded and this may reduce the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer.

                  FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price. Both Funds are exposed to the risks associated with investing in foreign securities.

                  CURRENCY EXCHANGE RATES Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less in U.S. dollars.

                  POLITICAL AND ECONOMIC DEVELOPMENTS The political, economic and social structures of some foreign countries may be more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

                  TRADING PRACTICES Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of a Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

                  LIMITED MARKETS Certain foreign securities may be harder to sell and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities at favorable prices.

                  EMERGING MARKETS The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility.

                     INFORMATION ABOUT TEMPLETON GROWTH FUND

         Information about Templeton Growth Fund is included in the Templeton Growth Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Templeton Growth Fund is included in its SAI dated January 1, 2005, which is incorporated into the Templeton Growth Fund Prospectus and considered a part of this Prospectus/Proxy Statement. Templeton Growth Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2004, is enclosed with and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Templeton Growth Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

         Templeton Growth Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Room 1024, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Web address at http://www.sec.gov.

         For more information with respect to Templeton Growth Fund concerning the following topics, please refer to the following sections of the Templeton Growth Fund Prospectus: (i) see "Performance" for more information about the performance of Templeton Growth Fund; (ii) see "Management" for more information about the investment adviser and portfolio managers of Templeton Growth Fund and information about regulatory matters; (iii) see "Account Policies" for more information about the pricing of shares of Templeton Growth Fund; and (iv) see "Distributions and Taxes" for more information about Templeton Growth Fund's policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of Templeton Growth Fund.

                   INFORMATION ABOUT CAPITAL ACCUMULATOR FUND

         Information about Capital Accumulator Fund is included in Capital Accumulator Fund's Prospectus, which is incorporated into this Prospectus/Proxy Statement by reference, as well as Capital Accumulator Fund's SAI dated January 1, 2005, and in Capital Accumulator Fund's Annual Report to Shareholders dated August 31, 2004 is incorporated by reference. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to Capital Accumulator Fund by calling 1-800/DIAL-BEN(R) or by writing to Templeton Capital Accumulator Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030. Reports and other information filed by Capital Accumulator Fund can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Room 1024, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Web address at http://www.sec.gov.

                       FURTHER INFORMATION ABOUT THE FUNDS

         The following is a discussion of certain, principal differences between the organization of each Fund. More detailed information about each Fund's current corporate structure is contained in each Fund's SAI.

         COMPARISON OF CAPITAL STRUCTURE. Capital Accumulator Fund was originally organized as a Maryland corporation on October 26, 1990, and was reorganized as a Delaware business trust (now referred to as a Delaware statutory trust) pursuant to a Trust Instrument dated June 13, 2002. The number of shares of Capital Accumulator Fund is unlimited, all without par value. Capital Accumulator Fund may issue fractional shares.

         Templeton Growth Fund was incorporated under the Maryland General Corporation Law (the "Maryland Code") on November 10, 1986, from its predecessor entity, which commenced operations on November 29, 1954. Templeton Growth Fund has authorized capital of 1,900,000,000 shares of common stock, par value $0.01 per share, which has been allocated as follows: 1,200,000,000 - Templeton Growth Fund Class A shares; 100,000,000 Templeton Growth Fund Class B shares; 400,000,000 Templeton Growth Fund Class C shares; 100,000,000 Templeton Growth Fund Class R shares; and 100,000,000 Templeton Growth Fund Advisor Class shares. Templeton Growth Fund may also issue fractional shares.

         Shares of both Capital Accumulator Fund and Templeton Growth Fund are fully paid, nonassessable and freely transferable and have no preference, preemptive, conversion or subscription rights. Capital Accumulator Fund and Templeton Growth Fund shareholders have no appraisal rights.

         COMPARISON OF VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees or Directors, as appropriate.

         The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election and removal of Trustees/Directors, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

         In addition, shareholders of the Funds are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and, for Capital Accumulator Fund, by the Trust Instrument. In most instances, the rights to vote on these matters are similar between the Funds. For example, Capital Accumulator Fund's Trust Instrument specifically gives shareholders of the Trust the power to vote: (1) for the election and removal of Trustees to the extent required by certain provisions of the Trust Instrument, (2) with respect to certain amendments to the Trust Instrument, (3) with respect to any advisory contract as required by the 1940 Act, and (4) on such additional matters as required by law, the Trust Instrument, or any registration of the Fund with the SEC or any State, or as the Trustees may consider desirable.

         COMPARISON OF LEGAL STRUCTURES Mutual funds formed as a statutory trust, such as Capital Accumulator Fund, are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their charter instruments. Investment companies organized as Delaware statutory trust have been able to benefit from this flexibility to streamline their operations and minimize expenses. To a similar effect, the Maryland Code contains provisions specifically designed for investment companies, such as Templeton Growth Fund, which take into account their unique structure and operations, and allow such investment companies to simplify their operations by reducing administrative burdens generally to operate more efficiently. For example, as with Delaware statutory trusts, funds organized as Maryland corporations are not required to hold annual stockholders' meetings if meetings are not otherwise required by the federal securities laws, the charter or by-laws, and such funds may create new classes or series of stock without having to obtain the approval of stockholders at a meeting.

         LIMITED LIABILITY FOR SHAREHOLDERS Under Delaware law, shareholders of Capital Accumulator Fund are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law. Under Delaware General Corporation Law, stockholders are not personally liable for the payment of a corporation's debts except as they may be liable by reason of their own conduct or acts, unless specifically provided for in the corporation's certificate of incorporation. Capital Accumulator Fund's Trust Instrument provides that the trust generally may not bind any shareholder for the payment of any sum of money or other assessment other than what a shareholder has personally agreed to pay. Under the Maryland Code, the shareholders of Templeton Growth Fund are not subject to any personal liability for any claims against or liabilities of Templeton Growth Fund solely by reason of being or having been a shareholder of Templeton Growth Fund.

         BOARD OF TRUSTEES/BOARD OF DIRECTORS Pursuant to the laws of Delaware and Capital Accumulator Fund's Trust Instrument, the responsibility for the management of the Trust is vested in its Board of Trustees, which, among other things, is empowered by the Trust Instrument to elect the officers of Capital Accumulator Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust Instrument, no Trustee of Capital Accumulator Fund shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Pursuant to the Maryland Code and Templeton Growth Fund's Charter, the responsibility for the management and the exercise of the powers of Templeton Growth Fund are vested in its Board of Directors. Under the Maryland Code, a director is required to perform his or her duties in good faith, in a manner he or she reasonably believes to be in the best interests of Templeton Growth Fund and with the care that an ordinarily prudent person in a like position would use under similar circumstances. To the extent that a director performs his or her duties as required, he or she will not be liable by reason of having been a director. In addition, the Charter and By-Laws provide further indemnification of Directors and officers of Templeton Growth Fund for acts done in good faith and limit their personal liability for monetary damages.

         INSPECTION RIGHTS Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE TRANSACTION?

         Approval of the Transaction requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of Capital Accumulator Fund, or
(ii) 67% or more of the shares represented at the Meeting of shareholders at which the holders of more than 50% of the outstanding shares of Capital Accumulator Fund are represented. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Capital Accumulator Fund held at the close of business on February 11, 2005 (the "Record Date"). If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

         Forty percent (40%) of Capital Accumulator Fund's aggregate shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will have the same effect as a vote against the Plan. Because approval of the Transaction is the only proposal that is anticipated to be presented at the Meeting, Capital Accumulator Fund does not anticipate receiving any broker non-votes.





HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

     You can vote in any one of three ways:

          o By mail, with the enclosed proxy card.
          o In person at the Meeting.
          o By telephone or through the Internet, if your account is eligible; separate instructions are enclosed.

         A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to Capital Accumulator Fund. If you simply sign, date and return the proxy card, but do not specify a note on the Proposal, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that legally come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

         You may revoke your proxy at any time before it is voted by sending a written notice to Capital Accumulator Fund expressly revoking your proxy, by signing and forwarding to Capital Accumulator Fund a later-dated proxy card, or by attending the Meeting and voting in person. If you decide to attend the Meeting and your shares are held "of record" by your broker (which would be the case for participants in the TCAP Plans), you should obtain a "legal proxy" from your broker and deliver it to the Inspector of Election at the Meeting.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

         The Board of Trustees of Capital Accumulator Fund does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

         Shareholders of record at the close of business on February 11, 2005 of Capital Accumulator Fund are entitled to be present and vote at the Meeting or any adjourned Meeting. As of February 11, 2005 Capital Accumulator Fund had [ ________ ] outstanding shares.

WHAT OTHER SOLICITATIONS WILL BE MADE?

         Capital Accumulator Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. [Capital Accumulator Fund will] reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. Capital Accumulator Fund has engaged __________________, a professional proxy solicitation firm, to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an estimated cost of approximately $_______, including out-of-pocket expenses. If Capital Accumulator Fund does not receive your proxy by a certain time, you may receive a telephone call from ______________ asking you to vote. In addition to solicitations by mail, officers and employees of Capital Accumulator Fund, without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means.

ARE THERE DISSENTERS' RIGHTS?

         Shareholders of Capital Accumulator Fund will not be entitled to any "dissenters' rights" because the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at the next calculated NAV until the closing date, subject to any charge applicable to a TCAP Plan, as described in the applicable prospectus. After the closing date, you may redeem your Templeton Growth Fund Class A shares or exchange them for shares of certain other funds in Franklin Templeton Investments. Redemptions are subject to the terms in the prospectus of the respective Fund.

                           PRINCIPAL HOLDERS OF SHARES

         As of February 11, 2005, the officers and trustees of Capital Accumulator Fund, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of Capital Accumulator Fund. In addition, as of February 11, 2005, the officers and directors of Templeton Growth Fund, as a group, owned of record and beneficially [[ ]% of Templeton Growth Fund] [less than 1% of the outstanding voting shares of Templeton Growth Fund]. From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of February 11, 2005, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Templeton Growth Fund or Capital Accumulator Fund.

NAME AND ADDRESS                   SHARE CLASS                PERCENTAGE (%)
----------------------------------------------------------------------------




         Upon completion of the Transaction, it is not expected that those persons disclosed above as owning 5% or more of Capital Accumulator Fund's outstanding shares will own in excess of 5% of the then outstanding Templeton Growth Fund Class A shares.

                                   ADJOURNMENT

         The Chairman of the Board, the President of Capital Accumulator Fund or the holders of a majority of the shares present (in person or by proxy) are entitled to vote at the Meeting may adjourn the Meeting. Such authority to adjourn the Meeting may be used in the event that a quorum is not present at the Meeting or, in the event that a quorum is present but sufficient votes have not been received to approve the Proposal, or for any other reason consistent with relevant state law and Capital Accumulator Fund's governing documents, including to allow for the further solicitation of proxies. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of Capital Accumulator Fund on questions of adjournment.

                                        By Order of the Board of Trustees,


                                       Robert C. Rosselot
                                       SECRETARY





February [   ], 2005





                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended.

DISTRIBUTORS - Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for Templeton Growth Fund and Capital Accumulator Fund.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company.

FT SERVICES - Franklin Templeton Services, LLC, the administrator for Templeton Growth Fund and Capital Accumulator Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to each Fund's investment manager and principal underwriter.

GLOBAL ADVISORS - Templeton Global Advisors Limited, Lyford Cay, Nassau, Bahamas, the investment manager for Templeton Growth Fund.

INVESTMENT COUNSEL - Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, FL 33394-3091, the investment manager for Capital Accumulator Fund.

INVESTOR SERVICES - Franklin Templeton Investor Services, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the shareholder servicing and transfer agent to Templeton Growth Fund and Capital Accumulator Fund.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

RESOURCES - Franklin Resources, Inc., headquartered at One Franklin Parkway, San Mateo, CA 94403-1906.

SAI - Statement of Additional Information.

SEC - U.S. Securities and Exchange Commission.

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States.







                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

    A Agreement and Plan of Reorganization by Templeton Capital Accumulator Fund and Templeton Growth Funds, Inc. (attached)

    B Prospectus of Templeton Growth Fund - Class A, B, C and R, dated January 1, 2005 (enclosed)

    C Annual Report to Shareholders of Templeton Growth Fund for the fiscal year ended August 31, 2004 (enclosed)







                                    EXHIBIT A
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this ___ day of December, 2004, by and between Templeton Capital Accumulator Fund (the "Fund"), a statutory trust created under the laws of the State of Delaware with its principal place of business at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394-3091, and Templeton Growth Fund, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland with its principal place of business at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394-3091.

                             PLAN OF REORGANIZATION

         The reorganization (hereinafter referred to as the "Plan ") will consist of (i) the acquisition by the Company of substantially all of the property, assets and goodwill of the Fund in exchange solely for full and fractional Class A shares of common stock, par value $1.00 per share, of the Company (the "Shares"); (ii) the distribution of the Shares to the shareholders of the Fund according to their respective interests in the Fund in complete liquidation of the Fund; and (iii) the dissolution of the Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

         In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF THE FUND.

     (a) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of the Company herein contained, and in consideration of the delivery by the Company of the number of Shares hereinafter provided, the Fund agrees that it will convey, transfer and deliver to the Company at the Closing all of the Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the Fund's share of the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of the Fund shall reasonably deem to exist against the Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Fund's books (hereinafter "Net Assets"). The Company shall not assume any liability of the Fund and the Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above. The Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of the Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Company agrees at the Closing to deliver to the Fund the number of Shares, determined by dividing the net asset value per share of the Fund by the net asset value per share of Class A shares of the Company and separately multiplying the result thereof by the number of outstanding shares of the Fund, as of 4:00 p.m. Eastern time on the Closing Date. The number of Shares delivered to the Fund shall have an aggregate net asset value equal to the value of the Fund's Net Assets, all determined as provided in Section 2 of this Plan and as of the date and time specified therein.

     (c) Immediately following the Closing, the Fund shall dissolve and distribute pro rata to the Fund's shareholders of record as of the close of business on the Closing Date, the Shares received by the Fund pursuant to this
Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of the Fund shall be entitled to surrender the same to the transfer agent of the Company in exchange for the number of Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of the Fund shall be deemed for purposes to evidence ownership of the number of Shares into which the Fund shares (which prior to the Closing were represented thereby) have been converted.

     (d) At the Closing, each shareholder of record of the Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were prepared prior to the Closing, including any dividend or distribution declared pursuant to Section 8(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Fund that such person had on such Distribution Record Date.

     (e) All books and records relating to the Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to the Company from and after the date of this Agreement, and shall be turned over to the Company on or prior to the Closing.

2.  VALUATION.

     (a) The net asset value of the Shares and the Fund's shares and the value of the Fund's Net Assets to be acquired by the Company hereunder shall in each case be computed as of 4:00 p.m. Eastern time on the Closing Date unless on such date (a) the New York Stock Exchange ("NYSE") is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or
(c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) or (c) are each referred to as a "Market Disruption"). The net asset value per share of the Shares and the Fund's shares and the value of the Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the respective prospectuses of the Company and the Fund.

     (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of the Shares or the Fund's shares or the value of the Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

     (c) All computations of value regarding the net asset value of the Shares and the Fund's shares and the value of the Fund's Net Assets shall be made by the investment advisor to the Company; provided, however, that all computations of value shall be subject to review by the Fund.

3.CLOSING AND CLOSING DATE.

     The Closing Date shall be May __, 2005, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Fund at 5:00 p.m., Eastern time, on the Closing Date. The Fund shall have provided for delivery as of the Closing of those Net Assets of the Fund to be transferred to the account of the Company's Custodian, JPMorgan Chase Bank, Network Management, 4 Chase MetroTech Center - 10th Floor, Brooklyn, NY 11245. Also, the Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of the Fund and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. The Company shall issue and deliver a certificate or certificates evidencing the Shares to be delivered to the account of the Fund at said transfer agent registered in such manner as the officers of the Fund may request, or provide evidence satisfactory to the Fund that such Shares have been registered in an account on the books of the Company in such manner as the officers of the Fund may request.

4. REPRESENTATIONS AND WARRANTIES BY THE COMPANY.

     The Company represents and warrants to the Fund that:

     (a) The Company is a corporation organized under the laws of the State of Maryland on ________________, and is validly existing under the laws of that State. The Company is duly registered under the 1940 Act, as an open-end, management investment company and all of its shares of common stock sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

     (b) The Company is authorized to issue one billion nine hundred million shares of common stock, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues five classes of shares: Class A, Class B, Class C, Class R and Advisor Class shares of common stock. No shareholder of the Company shall have any option, warrant or preemptive right of subscription or purchase with respect to the Shares.

     (c) The financial statements appearing in the Company's Annual Report to Shareholders for the fiscal year ended August 31, 2004, audited by PricewaterhouseCoopers LLP, copies of which have been delivered to the Fund, fairly present the financial position of the Company as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of the Company accurately summarize the accounting data represented and contain no material omissions with respect to its business and operations.

     (e) The Company has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. The Company is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Company has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct its business as such business is now being conducted and to consummate the transactions contemplated herein.

     (f) The Company is not a party to or obligated under any provision of its Articles of Incorporation, as amended ("Articles of Incorporation") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under this Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Company of the transactions contemplated by the Plan, except for the registration of the Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

     (g) The Company has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Company is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) The Company is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (i) The Company does not have any unamortized or unpaid organizational fees or expenses.

     (j) All information to be furnished by the Company to the Fund for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

     (k) The Company does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as an investment company.

     (l) There is no intercorporate indebtedness existing between the Fund and the Company that was issued, acquired or will be settled at a discount.

     (m) The Company does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of the Fund.

     (n) The Company has no plan or intention to issue additional shares following the reorganization except for shares issued in the ordinary course of its business as an open-end investment company; nor does the Company have any plan or intention to redeem or otherwise reacquire any Shares issued pursuant to the Plan of Reorganization, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

     (o) The Company will actively continue the Fund's business in substantially the same manner that the Fund conducted that business immediately before the Plan of Reorganization. The Company has no plan or intention to sell or otherwise dispose of any of the former assets of the Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, the Company will continuously review its investment portfolio (as the Fund did before the Plan of Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of the Fund.

     (p) The Form N-14 Registration Statement referred to in Section 7(g) hereof (other than the portions of such documents based on information furnished by or on behalf of the Fund for inclusion or incorporation by reference therein), and any Prospectus or Statement of Additional Information of the Company contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of
Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of Fund shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

5. REPRESENTATIONS AND WARRANTIES BY THE FUND.

     The Fund represents and warrants to the Company that:

     (a) The Fund is a statutory trust created under the laws of The State of Delaware on ________________________, and is validly existing under the laws of that State. The Fund is duly registered under the 1940 Act as an open-end, management investment company and all of the Fund's shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital, as required by the 1940 Act.

     (b) The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues a single class of shares. No shareholder of the Fund has or will have any option, warrant or preemptive rights of subscription or purchase with respect to the Fund's shares.

     (c) The financial statements appearing in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2004, audited by PricewaterhouseCoopers LLP, copies of which have been delivered, or will be delivered, to the Company, fairly present the financial position of the Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of the Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Fund.

     (e) The Fund has the power to own all of its properties and assets, to perform its obligations under this Plan and to consummate the transactions contemplated herein. The Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Fund has all necessary federal, state and local authorizations, consents and approvals required to own all of its properties and assets and to conduct its business as such business is now being conducted and to consummate the transactions contemplated herein.

     (f) The Fund is not a party to or obligated under any provision of its Trust Instrument or Bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan. The Fund has furnished the Company with copies or descriptions of all material agreements or other arrangements to which it is a party. The Fund has no material contracts or other commitments (other than this Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Plan) which will not be terminated by the Fund in accordance with their terms at or prior to the Closing Date.

     (g) The Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code. The Fund is a "fund" as defined in section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

     (h) The Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (i) The Fund does not have any unamortized or unpaid organization fees or expenses.

     (j) The Prospectus for shares of the Fund, dated January 1, 2004, and the corresponding Statement of Additional Information, dated January 1, 2004, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new prospectus or statement of additional information of the Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Company promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

     (k) The Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(c) hereof and those incurred in the ordinary course of business as an investment company since the dates of those financial statements. On the Closing Date, the Fund shall advise the Company in writing of all its known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

     (l) Since August 31, 2004, there has not been any material adverse change in the Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

     (m) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated by the Plan, except as may be required under the federal or state securities laws or the rules and regulations thereunder.

     (n) The information to be furnished by the Fund for use in preparing the Form N-14 Registration Statement referred to in Section 7(g) hereof, and the Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     (o) There is no intercorporate indebtedness existing between the Fund and the Company that was issued, acquired or will be settled at a discount.

     (p) There is no plan or intention of the Fund's shareholders who individually own 5% or more of shares of the Fund and, to the best of the Fund's knowledge, there is no plan or intention of the remaining Fund shareholders to redeem or otherwise to dispose of any shares of the Company to be received by them in the Plan of Reorganization (but redemptions and dispositions of shares of the Company may occur in the future as a consequence of investment decisions unrelated to the Plan of Reorganization). The Fund does not anticipate dispositions of its shares at the time or soon after the reorganization to exceed the usual rate and frequency of redemptions of shares of the Fund as an open-end investment company. Consequently, the Fund is not aware of any plan that would cause the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Plan of Reorganization to be 1% or more of the shares of the Fund outstanding as of the Closing Date.

     (q) As of the Closing Date, the Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of the Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

     (r) Throughout the five year period ending on the Closing Date, the Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code.

6.  REPRESENTATIONS AND WARRANTIES BY THE FUND AND THE COMPANY.

     The Fund and the Company each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect the Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in its currently effective prospectus relating to the Fund and the Company, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither the Company nor the Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Company's or the Fund's business or their ability to consummate the transactions herein contemplated.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees/Directors, as the case may be, and this Plan, subject to the approval of the Fund's shareholders, constitutes a valid and binding obligation enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

     (f) It anticipates that consummation of this Plan will not cause the Fund and the Company to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

7. COVENANTS OF THE FUND AND THE COMPANY.

     (a) The Fund and the Company each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

     (b) The Fund undertakes that it will not acquire the Shares for the purpose of making distributions thereof to anyone other than the Fund's shareholders.

     (c) The Fund undertakes that, if this Plan is consummated, it will liquidate and dissolve.

     (d) The Fund and the Company each agree that, by the Closing, all of their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of their knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

     (e) At the Closing, the Fund will provide the Company a copy of the shareholder ledger accounts, certified by the Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of the Fund's shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of the Company as a result of the transfer of assets that is the subject of this Plan.

     (f) The Board of Trustees of the Fund shall call and the Fund shall hold, a Special Meeting of the Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and the Fund shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Fund agrees to mail to each shareholder of record of the Fund entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The Company will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will
(i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     (h) Subject to the provisions of this Plan, the Company and the Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Plan.

     (i) The Fund shall furnish to the Company on the Closing Date a Statement of Assets and Liabilities as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by the Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case, within forty-five (45) days after the Closing Date, the Fund shall furnish to the Company, in such form as is reasonably satisfactory to the Company, a statement of the earnings and profits of the Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Company as a result of Section 381 of the Code, which statement shall be certified by the Fund's Treasurer or Assistant Treasurer. The Fund covenants that it has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code, or, if it has such earnings and profits, it shall distribute them to its shareholders prior to the Closing Date.

     (j) The Fund shall deliver to the Company at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Fund transferred to the Company in accordance with the terms of this Plan.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY THE FUND AND THE COMPANY.

     The consummation of this Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Directors/Trustees certified by its Secretary or equivalent officer of each of the Fund and the Company.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Fund at an annual or special meeting or any adjournment thereof.

     (e) That a distribution or distributions shall have been declared for the Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

     (f) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the U.S. Securities and Exchange Commission (the "SEC") and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Fund or the Company.

     (g) That there shall be delivered to the Fund and the Company, an opinion, from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Company, to the effect that, provided the transaction contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of the Fund and the Company with regard to matters of fact:

         (1) The acquisition by the Company of substantially all the assets of the Fund as provided for herein in exchange for the Shares followed by the distribution by the Fund to its shareholders of the Shares in complete liquidation of the Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Fund and the Company will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

         (2) No gain or loss will be recognized by the Fund upon the transfer of substantially all of its assets to the Company in exchange solely for voting shares of the Company (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to
     Section 1276 of the Code;

         (3) The Company will recognize no gain or loss upon the receipt of substantially all of the assets of the Fund in exchange solely for voting shares of the Company (Section 1032(a) of the Code);

         (4) No gain or loss will be recognized by the Fund upon the distribution of the Shares to its shareholders in liquidation of the Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

         (5) The basis of the assets of the Fund received by the Company will be the same as the basis of such assets to the Fund immediately prior to the Plan of Reorganization (Section 362(b) of the Code);

         (6) The holding period of the assets of the Fund received by the Company will include the period during which such assets were held by the Fund (Section 1223(2) of the Code);

         (7) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of their shares in the Fund for voting shares of the Company, including fractional shares to which they may be entitled (Section 354(a) of the Code);

         (8) The basis of the Shares received by the shareholders of the Fund shall be the same as the basis of the Fund's shares exchanged therefor (Section 358(a)(1) of the Code);

         (9) The holding period of the Shares received by shareholders of the Fund (including fractional shares to which they may be entitled) will include the holding period of the Fund's shares surrendered in exchange therefor, provided that the Fund's shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

         (10) The Company will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of the Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

     (h) That there shall be delivered to the Company, an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

        (1) The Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;

        (2) The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Assuming that the initial shares of beneficial interest of the Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and Bylaws of the Fund, and that all other outstanding shares of the Fund were sold, issued and paid for in accordance with the terms of the Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

        (3) The Fund is an open-end investment company of the management type registered as such under the 1940 Act;

        (4) Except as disclosed in the Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Fund, the unfavorable outcome of which would materially and adversely affect the Fund;

         (5) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Fund; and

         (6) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Fund violates any provision of its Trust Instrument or Bylaws, or the provisions of any agreement or other instrument filed by the Fund as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of the Fund, and is enforceable against the Fund, in accordance with its terms.

In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Fund.

     (i) That there shall be delivered to the Fund, an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

         (1) The Company is a validly existing corporation in good standing under the laws of the State of Maryland;

        (2) The Company is authorized to issue two billion six hundred million shares of common stock, par value $0.01 per share, divided into five (5) classes of shares. Assuming that the initial shares of common stock of the Company were issued in accordance with the 1940 Act, and the Articles of Incorporation and the By-laws of the Company, and that all other outstanding shares of the Company were sold, issued and paid for in accordance with the terms of the Company's prospectus in effect at the time of such sales, each such outstanding share of the Company is fully paid, non-assessable, freely transferable and has full voting rights;

         (3) The Company is an open-end investment company of the management type registered as such under the 1940 Act;

         (4) Except as disclosed in the Company's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect the Company;

         (5) The Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this
     Plan,   will  have  been  validly   issued  and  fully  paid  and  will  be
     non-assessable by the Company;

         (6) The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company;

         (7) To the knowledge of such counsel, neither the execution, delivery, nor performance of this Plan by the Company violates any provision of its Articles of Incorporation or By-laws, or the provisions of any agreement or other instrument filed by the Company as an exhibit to its Registration Statement on Form N-1A; this Plan is the legal, valid and binding obligation of the Company and is enforceable against the Company in accordance with its terms; and

         (8) The registration statement of the Company, of which the prospectus dated January 1, 2004 is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective or at the time of the signing of this Plan, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company.

     (j) That the Fund shall have received a certificate from the President or any Vice President and the Secretary or any Assistant Secretary of the Company to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective and at the date of the signing of this Plan, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (k) That the Company's Registration Statement with respect to the Shares to be delivered to the Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (l) That the Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Shares lawfully to be delivered to each holder of the Fund's shares.

     (m) That, at the Closing, there shall be transferred to the Company aggregate Net Assets of the Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of the Fund on the Closing Date.

     (n) That there be delivered to the Company information concerning the tax basis of the Fund in all securities transferred to the Company, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of the Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Fund respect to each shareholder.

9. BROKERAGE FEES AND EXPENSES.

     (a) The Fund and the Company each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by the Company, one-quarter by the Fund, one-quarter by Templeton Investment Counsel, LLC and one-quarter by Templeton Global Advisors Limited.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Fund) prior to the Closing, or the Closing may be postponed as follows:

          (1) by mutual consent of the Fund and the Company;

          (2) by the Company if any condition of its obligations set forth in
     Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or

          (3) by the Fund if any conditions of its  obligations set forth in
     Section 8 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

     An election by the Company or the Fund to terminate the Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Directors or Trustees of either the Company or the Fund.

     (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2005, the Plan shall automatically terminate on that date, unless a later date is agreed to by both the Company and the Fund.

     (c) In the event of termination of the Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Fund nor the Company, nor their directors, trustees, officers, or agents or the shareholders of the Fund or the Company shall have any liability in respect of this Plan, but all expenses incidental to the preparation and carrying out of this Plan shall be paid as provided in Section 9(b) hereof.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Directors or Trustees if, in the judgment of such Board of Directors or Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Fund nor the Company, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, director, trustee, agent or shareholder of the Fund or the Company against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Fund or the Board of Directors of the Company to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Fund, unless such terms and conditions shall result in a change in the method of computing the number of Shares to be issued to the Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Fund shall promptly call a special meeting of the shareholders of the Fund at which such conditions so imposed shall be submitted for approval.

11.  INDEMNIFICATION.

     (a) The Company shall indemnify, defend and hold harmless the Fund, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of the Company, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any application prepared by the Company with any state regulatory agency in connection with the transactions contemplated by this Plan under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Company shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Company or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

     (b) The Fund, until the time of the Fund's liquidation, shall indemnify, defend, and hold harmless the Company, its Board of Directors, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action, or proceeding, made with the consent of the Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any Application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about the Fund or the transactions contemplated by this Plan made in the Form N-14 Registration Statement or any Application.

     (c) A party seeking indemnification hereunder is hereinafter called the "Indemnified Party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "Indemnifying Party." Each Indemnified Party shall notify the Indemnifying Party in writing within ten (10) days of the receipt by one or more of the Indemnified Parties of any notice of legal process of any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11, but the failure to notify the Indemnifying Party shall not relieve the Indemnifying Party from any liability which it may have to any Indemnified Party otherwise than under this
Section 11. The Indemnifying Party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
Section 11, or, if it so elects, to assume at its own expense, the defense thereof with counsel satisfactory to the Indemnified Parties; provided, however, if the defendants in any such action include both the Indemnifying Party and any Indemnified Party and the Indemnified Party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the Indemnifying Party, the Indemnified Party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such Indemnified Party.

     Upon receipt of notice from the Indemnifying Party to the Indemnified Parties of the election by the Indemnifying Party to assume the defense of such action, the Indemnifying Party shall not be liable to such Indemnified Parties under this Section 11 for any legal or other expenses subsequently incurred by such Indemnified Parties in connection with the defense thereof unless (i) the Indemnified Parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the Indemnifying Parties shall not be liable for the expenses of more than one separate counsel); (ii) the Indemnifying Parties do not employ counsel reasonably satisfactory to the Indemnified Parties to represent the Indemnified Parties within a reasonable amount of time after notice of commencement of the action; or (iii) the
Indemnifying Parties have authorized the employment of counsel for the Indemnified Parties at its expense.

     (d) This Section 11 shall survive the termination of this Plan and for a period of three (3) years following the Closing Date.

12.  LIABILITY OF THE COMPANY AND THE FUND.

     (a) Each party acknowledges and agrees that all obligations of the Company under this Plan are binding only with respect to the Company; that any liability of the Company under this Plan with respect to the Company, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Company with respect to this Plan or in connection with the transactions contemplated herein; and that the Fund shall not seek satisfaction of any such obligation or liability from the shareholders of the Company, the directors, officers, employees or agents of the Company, or any of them.

     (b) Each party acknowledges and agrees that all obligations of the Fund under this Plan are binding only with respect to the Fund; that any liability of the Fund under this Plan with respect to the Fund, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Fund with respect to this Plan or in connection with the transactions contemplated herein; and that the Company shall not seek satisfaction of any such obligation or liability from the shareholders of the Fund, the trustees, officers, employees or agents of the Fund, or any of them.

13. ENTIRE AGREEMENT AND AMENDMENTS.

     The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

14. COUNTERPARTS.

     The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

15. NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Company, at Templeton Growth Fund, Inc., 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, Attention: Secretary, or the Fund, at Templeton Capital Accumulator Fund, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, Attention: Secretary, as the case may be.

16. GOVERNING LAW.

     This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

     IN WITNESS WHEREOF, the Fund and the Company have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                            TEMPLETON GROWTH FUND, INC.
Attest:

____________________________________        By: ___________________________


                                            TEMPLETON CAPITAL ACCUMULATOR FUND

Attest:

____________________________________        By: ____________________________






                                    EXHIBIT B

                 TEMPLETON GROWTH FUND, INC. - CLASS A, B, C & R
                        PROSPECTUS DATED JANUARY 1, 2004

The prospectus of Templeton Growth Fund, Inc. - Class A, B, C & R dated January 1, 2004, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Growth Fund, Inc. Class A, B, C & R dated January 1, 2005, is incorporated by reference to the electronic filing made on January 5, 2005, under Accession No. 0000805664-05-000001.

                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                           TEMPLETON GROWTH FUND, INC.
                    FOR THE FISCAL YEAR ENDED AUGUST 31, 2004

The Annual Report to shareholders of Templeton Growth Fund, Inc. for the fiscal year ended August 31, 2004, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Growth Fund, Inc. for the fiscal year ended August 31, 2004, is incorporated by reference to the electronic filing made on October 29, 2004, under Accession No. 0000805664-04-000011.






                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                                       Please detach at perforation before
mailing.

------------------------------------------------------------------------------
PROXY                                                                   PROXY

                        SPECIAL SHAREHOLDERS' MEETING OF
                       TEMPLETON CAPITAL ACCUMULATOR FUND
                                   MAY 5, 2005

The undersigned hereby revokes all previous proxies for his or her shares and appoints Sheila M. Barry, Lori A. Weber and Robert C. Rosselot, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Templeton Capital Accumulator Fund ("Capital Accumulator Fund") that the undersigned is entitled to vote at the Capital Accumulator Fund's Meeting to be held at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 at 12 Noon, Eastern time, on May 5, 2005, including any adjournments thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                           VOTE VIA THE INTERNET:
                                           WWW.FRANKLINTEMPLETON.COM

                                           VOTE VIA THE TELEPHONE: 1-800-[    ]
                                           CONTROL NUMBER:

                                           Note: Please sign  exactly as your
                                           name appears on the proxy. If
                                           signing for estates, trusts or
                                           corporations, your title or capacity
                                           should be stated. If shares are held
                                           jointly, each holder must sign.

                                           -----------------------------------
                                           Signature

                                           -----------------------------------
                                           Signature

                                           -----------------------------------
                                           Date

                            (Please see reverse side)









                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.
------------------------------------------------------------------------------
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF TEMPLETON CAPITAL ACCUMULATOR FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF CAPITAL ACCUMULATOR FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON GROWTH FUND, INC. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL
1.

                                                          For   Against  Abstain

1. To approve an Agreement and Plan of Reorganization     []      []        []
   between Capital Accumulator Fund and Templeton Growth
   Fund, Inc., that provides for (i) the acquisition of substantially all of the assets of Capital Accumulator
   Fund by Templeton Growth Fund, Inc. in exchange solely for Class A shares of Templeton Growth Fund, Inc., (ii) the distribution of such shares to the shareholders of Capital Accumulator Fund, and (iii) the complete liquidation and dissolution of Capital Accumulator Fund.
   Shareholders of Capital Accumulator Fund will receive
   Class A shares of Templeton Growth Fund, Inc. with an aggregate net asset value equal to the aggregate net asset value of the shareholders' shares in Capital
   Accumulator Fund.

                                                       GRANT  WITHHOLD   ABSTAIN
2. To grant the proxyholders the authority to vote      []      []         []
   upon any other business, not currently contemplated, which may legally come before the meeting.

                     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR

                                  PROXY...TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.








                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           TEMPLETON GROWTH FUND, INC.
                             DATED JANUARY [], 2005

                          Acquisition of the Assets of
                       TEMPLETON CAPITAL ACCUMULATOR FUND

                    By and in exchange for Class A shares of
                         the TEMPLETON GROWTH FUND, INC.

     This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Templeton Capital Accumulator Fund for Class A shares of Templeton Growth Fund, Inc..

         This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

     1. The applicable Statement of Additional Information of Templeton Growth Fund, Inc. - Class A, B, C & R dated January 1, 2005.

     2. The applicable Statement of Additional Information of Templeton Capital Accumulator Fund dated January 1, 2005.

     3. The Annual Report of Templeton Capital Accumulator Fund for the fiscal year ended August 31, 2004.


This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated February [], 2005, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Growth Fund, Inc., P.O. Box 33030, St. Petersburg, FL 33733-8030.

The Statement of Additional Information of Templeton Growth Fund, Inc. - Class A, B, C & R dated January 1, 2005, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information for Templeton Growth Fund, Inc. - Class A, B, C & R dated January 1, 2005, is incorporated by reference to the electronic filing made on January 5, 2005, under Accession No. 0000805664-05-000001.

The Statement of Additional Information of Templeton Capital Accumulator Fund dated January 1, 2005, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Capital Accumulator Fund dated January 1, 2005, is incorporated by reference to the electronic filing made on January 5, 2005, under Accession No. 0000xxxxxx-05-000001.

The Annual Report to shareholders of Templeton Capital Accumulator Fund for the fiscal year ended August 31, 2004, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Capital Accumulator Fund for the fiscal year ended August 31, 2004, is incorporated by reference to the electronic filing made on October 29, 2004, under Accession No. 0000xxxxxx-04-0000xx.






                                     PART C
                                OTHER INFORMATION

Item 15. INDEMNIFICATION

All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as Exhibit 2(a) to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Item 16. EXHIBITS

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 12(a), 14(a) and 17(a):

     (1) Copies of the charter of the Registrant as now in effect;

          (a) Amended and Restated  Articles of Incorporation  dated January 26,
          1989  (Previously  filed  with  Post-Effective   Amendment  No. 12  to
          Registration Statement on Form N-1A on December 29, 1995)

          (b) Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-1A on April 28, 1995)

          (c) Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-1A on April 28, 1995)

          (d) Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 14 to Registration Statement on Form N-1A on December 31, 1996)

          (e) Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 17 to Registration Statement on Form N-1A on October 30, 1998)

          (f) Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 18 to Registration Statement on Form N-1A on December 30, 1998)

          (g) Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 18 to Registration Statement on Form N-1A on December 30, 1998)

          (h) Articles Supplementary dated December 27, 2001 (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

          (a) Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated October 11, 2002 (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

          Not Applicable.

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

          (a) Form of Agreement and Plan of Reorganization (included in Part A)

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

          Not Applicable.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a) Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited dated December 6, 1994 (Previously filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Amendment to the Investment Management Agreement dated June 1, 2004 (Previously filed with Post-Effective Amendment No. 24 to Registration Statement on Form N-1A on December 2, 2004)

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc., dated April 1, 1999 (Previously filed with Post-Effective Amendment No. 20 to Registration Statement on Form N-1A on December 29, 2000)

          (b) Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995 (Previously filed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A on December 29, 1995)

          (c) Form of Dealer Agreements between Registrant, Franklin Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003 (Previously filed with Post-Effective Amendment No. 24 to Registration Statement on Form N-1A on December 2, 2004)

          (d)  Form  of  Non-Exclusive   Underwriting   (Previously  filed  with
          Post-Effective Amendment No. 18 to Registration Statement on Form N-1A on December 30, 1998)

          (e) Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995 (Previously filed with Post-Effective Amendment No. 18 to Registration Statement on Form N-1A on December 30, 1998)

(8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

          Not Applicable.

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Custody Agreement between Registrant and JPMorgan Chase Bank dated December 31, 1986 (Previously filed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 17 to Registration Statement on Form N-1A on October 30, 1998)

          (c) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 17 to Registration Statement on Form N-1A on October 30, 1998)

          (d) Amendment No. 3 dated May 1, 2001 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a) Distribution Plan dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Distribution Plan - Class C dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 11 to Registration Statement on Form N-1A on April 28, 1995)

          (c) Distribution Plan - Class B dated January 1, 1999 (Previously filed with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A on December 30, 2003)

          (d) Distribution Plan - Class R dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27 2002)

          (e) Multi- Class Plan dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          (a)   Opinion   and   Consent  of  Counsel   (Previously   filed  with
          Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

          (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a) Fund Administration Agreement dated October 1, 1996 between the Registrant and Franklin Templeton Services, LLC (Previously filed with Post-Effective Amendment No. 13 to Registration Statement on Form N-1A on December 27, 1996)

          (b)Sub-Transfer  Agent  Agreement  dated  June 22,  1994  between  the
          Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc. (Previously filed with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A on December 12, 2003)

          (c) Amendment to Sub-Transfer Agent Agreement dated January 1, 1999 (Previously filed with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A on December 12, 2003)

          (d) Assignment of Sub-Transfer Agent Agreement dated June 13, 2003 (Previously filed with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A on December 12, 2003)

          (e) Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. (Previously filed with Post-Effective Amendment No. 12 to Registration Statement on Form N-1A on December 29, 1995)

          (f) Amendment to Fund Administration Agreement dated January 1, 2001 (Previously filed with Post-Effective Amendment No. 22 to Registration Statement on Form N-1A on December 27, 2002)

          (g) Transfer Agent and Shareholder Services Agreement dated January 1, 2003 (Previously filed with Post-Effective Amendment No. 23 to Registration Statement on Form N-1A on December 30, 2003)

(14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

          (a) Consent of Independent Auditors

(15) All financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable.

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          (a) Power of Attorney dated October 19, 2004 (Previously filed with Post-Effective Amendment No. 24 to Registration Statement on Form N-1A on December 2, 2004)

(17) Any additional exhibits which the Registrant may wish to file.

          (a) Code of Ethics dated December 2004

Item 17. UNDERTAKINGS

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 14th day of January 2005.

                                          TEMPLETON GROWTH FUND, INC.
                                                  (Registrant)

                                          By:/s/DAVID P. GOSS
                                            ----------------------------------
                                            David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

JEFFREY A. EVERETT*                             Chief Executive Officer -
------------------                              Investment Management
Jeffrey A. Everett                              Dated: January 14, 2005


JIMMY D. GAMBILL*                               Chief Executive Officer -
------------------                              Finance and Administration
Jimmy D. Gambill                                Dated: January 14, 2005

GALEN G.VETTER*                                 Chief Financial Officer
------------------                              Dated: January 14, 2005
Galen G. Vetter

HARRIS J. ASHTON*                               Director
----------------                                Dated: January 14, 2005
Harris J. Ashton

NICHOLAS F. BRADY*                              Director
-----------------                               Dated: January 14, 2005
Nicholas F. Brady

FRANK J. CROTHERS*                              Director
------------------                              Dated: January 14, 2005
Frank J. Crothers

FRED R. MILLSAPS*                               Director
-----------------                               Dated: January 14, 2005
Fred R. Millsaps

S. JOSEPH FORTUNATO*                            Director
--------------------                            Dated: January 14, 2005
S. Joseph Fortunato

EDITH E. HOLIDAY*                               Director
-----------------                               Dated: January 14, 2005
Edith E. Holiday

CHARLES B. JOHNSON*                             Director
------------------                              Dated: January 14, 2005
Charles B. Johnson

GORDON S. MACKLIN*                              Director
------------------                              Dated: January 14, 2005
Gordon S. Macklin

FRED R. MILLSAPS*                               Director
-----------------                               Dated: January 14, 2005
Fred R. Millsaps

FRANK A. OLSON*                                 Director
---------------                                 Dated: January 14, 2005
Frank A. Olson

CONSTANTINE D. TSERETOPOULOS*                   Director
-----------------------------                   Dated: January 14, 2005
Constantine D. Tseretopoulos



*By /s/DAVID P. GOSS
    ----------------------
    David P. Goss, Attorney-in-Fact
   (Pursuant to Power of Attorney previously filed)









                              TEMPLETON FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NO.      DESCRIPTION                                        LOCATION
-------------------------------------------------------------------------------
EX-99.(1)(a)    Amended and Restated Articles of Incorporation          *
                dated January 26, 1989

EX-99.(1)(b)    Articles of Amendment dated April 17, 19995             *

EX-99.(1)(c)    Articles Supplementary dated April 13, 1995             *

EX-99.(1)(d)    Articles Supplementary dated December 27, 1996          *

EX-99.(1)(e)    Articles Supplementary dated April 10, 1997             *

EX-99.(1)(f)    Articles of Amendment dated December 23, 1998           *

EX-99.(1)(g)    Articles Supplementary dated December 23, 1998          *

EX-99.(1)(h)    Articles Supplementary dated December 27, 2001          *

EX-99.(2)(a)    Amended and restated By-Laws dated October 11, 2002     *

EX-99.(4)(a)    Form of Agreement and Plan of Reogranization          Attached

EX-99.(6)(a)    Amended and restated Investment Management Agreement    *
                dated December 6, 1994

EX-99.(6)(b)    Amendment to the Investment Management Agreement        *
                dated June 1, 2004

EX-99.(7)(a)    Amended and restated Distribution Agreement dated       *
                April 1, 1999

EX-99.(7)(b)    Non-Exclusive Underwriting Agreement between the        *
                Registrant and Templeton Global Strategic Services
                (Deutschland) GmbH dated October 31, 1995

EX-99.(7)(c)    Form of Dealer Agreements between Registrant,           *
                Franklin Templeton Distributors, Inc. and
                Securities Dealers dated November 1, 2003

EX-99.(7)(d)    Form of Non-Exclusive Underwriting Agreement            *

EX-99.(7)(e)    Amendment dated October 18, 1997 to the                 *
                Non-Exclusive Underwriting Agreement between
                the Registrant and Templeton Global Strategic
                Services (Deutschland) GmbH dated October 31,
                1995

EX-99.(9)(a)    Custody Agreement dated December 31, 1986               *

EX-99.(9)(b)    Amendment dated March 2, 1998 to the Custody            *
                Agreement

EX-99.(9)(c)    Amendment No. 2 dated July 23, 1998 to the Custody      *
                Agreement

EX-99.(9)(d)    Amendment No. 3 dated May 1, 2001 to the Custody        *
                Agreement

EX-99.(10)(a)   Fund Administration Agreement dated October 1, 1996     *

EX-99.(10)(b)   Sub-Transfer Agent Agreement between the Registrant,    *
                Franklin Templeton Investor Services, LLC and The
                Shareholder Services Group, Inc. dated June 22, 1994

EX-99.(10)(c)   Amendment to Sub-Transfer Agent Agreement dated         *
                January 1, 1999

EX-99.(10)(d)   Assignment of the Sub-Transfer Agent Agreement dated    *
                June 13, 2003

EX-99.(10)(e)   Sub-Accounting Services Agreement between the           *
                Registrant, Franklin Templeton Investor Services,
                LLC, Financial Data Services, Inc. and Merrill
                Lynch, Pierce, Fenner and Smith Inc. dated May 1,
                1991

EX-99.(10)(f)   Amendment to Fund Administration Agreement dated        *
                January 1, 2001

EX-99.(10)(g)   Transfer Agent and Shareholder Services Agreement       *
                dated January 1, 2003

EX-99.(11)(a)   Opinion and Consent of Counsel                          *

EX-99.(12(a)    Form of Opinion and Consent of Counsel Supporting     Attached
                Tax Matters and Consequences to Shareholders

EX-99.(13)(a)   Distribution Plan dated May 1, 1995                     *

EX-99.(13)(b)   Distribution Plan - Class C dated May 1, 1995           *

EX-99.(13)(c)   Distribution Plan - Class B dated January 1, 1999       *

EX-99.(13)(d)   Distribution Plan - Class R dated January 1, 2002       *

EX-99.(13)(e)   Multi-Class Plan dated October 8, 2001                  *

EX-99.(14)(a)   Consent of Independent Registered Public              Attached
                Accounting Firm

EX-99.(16)(a)   Power of Attorney dated October 19, 2004               *

EX-99.(17)(a)   Code of Ethics dated December 2004                    Attached

* Incorporated by reference.